                                      U.S. Securities and Exchange Commission
                                              Washington, D.C. 20549

                                                    FORM 24F-2
                                         Annual Notice of Securities Sold
                                              Pursuant to Rule 24F-2

1.   Name and address of issuer:        American Skandia Life Assurance Corporation
                                        One Corporate Drive
                                        Shelton, CT  06484

2.   Name of each series or class of funds for which this notice is filed:

         Variable Account F

3.   Investment Company Act File Number:811-08447

         Securities Act File Number:    333-38119; 333-58703; 333-95957; 333-95959

4(a).    Last day of fiscal year for which this notice is filed:       12/31/02

4(b).    Check box if this Form is being Filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

                                        [     ]

Note:  If the Form is being filed late, interest must be paid on the registration fee due.

4(c).    Check box if this is the last time the issuer will be filing this Form.

                                        [     ]

5.       Calculation of registration fee:

         (i)    Aggregate sale price of securities sold during the fiscal
                year pursuant to section 24f:                                                      $21,092,536

         (ii)   Aggregate price of securities redeemed or
                repurchased during the fiscal year:                                 $5,748,683

         (iii)  Aggregate price of securities redeemed or
                repurchased during any prior fiscal year ending no
                earlier than October 11, 1995 that were not
                previously used to reduce registration fees payable
                to the commission:                                                    $0

         (iv)   Total available redemption credits [add Items
                5(ii) and 5(iii):                                                                 $(5,748,683)

         (v)    Net sales - if Item 5(I) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(I)]:                                              $15,343,853

         (vi)   Redemption credits available for use in future years       $0
                if Item 5(I) is less than Item 5(iv) [subtract Item
                5(iv) from Item 5(I)]:

         (vii)  Multiplier for determining registration fee
                (See Instruction C.9):                                           x    0.0000809

         (viii) Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):                                             = $    1,241
                                                                                                  ============

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.

7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year  (see
     Instruction D):
                                                                                                  + $---------

8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                  $      1,241
                                                                                                  ============

9.   Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                                  March 28, 2003

         Method of Delivery:

                [ X ]                   Wire Transfer
                [     ]                 Mail or other means

                                                    SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     /s/   Carl A. Cavaliere
     -----------------------
     Carl A. Cavaliere
     Vice President,
     Corporate Treasurer, &
     Business Controller

     March 28, 2003

*FILING FEES DISTRIBUTION FOR 24F-2, SEPARATE ACCOUNT F

The Filing Fees for Separate Account F, were wire transferred to Mellon Bank Pitts on 3/27/03 on behalf of
American Skandia Life Assurance Corporation.

CIK:   1047986
CCC:   o3@hjxgw

The amount of the wire transfer is $1,241.   The $1,241 Filing Fee has been submitted under the 333-38119 registration number.  The amount of this filing fee also includes the fees for the following registration numbers:

333-58703, 333-95957, 333-95959